Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	1290 Funds
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
1290 Convertible Securities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	1290 Convertible Securities Fund – Class A (TNFAX), C (TNFCX), I (TNFIX) and R (TNFRX) Shares
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Seeks a high level of total return.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	There is no contingent deferred sales charge on Class C Shares after one year.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense limitation arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of the underlying common stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility. The Fund’s convertible securities may include investment grade securities (i.e., those securities that are rated at least BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)), below investment grade securities (commonly known as “high yield” or “junk bonds”) (i.e., those securities that are rated BB or lower by S&P or Fitch or Ba or lower by Moody’s) or securities that are not rated by a securities rating organization. Many convertible securities are rated below investment grade and the Fund may invest up to 80% of its assets in securities that, at the time of purchase, are rated below investment grade or those that are not rated but deemed to be of comparable quality by the Fund’s sub-adviser, Palisade Capital Management, LLC (“the Sub-Adviser”). Such investments may include debt obligations of distressed companies. The Fund may retain the common stock issued upon conversion to permit its orderly sale or for other purposes. The Fund may invest in privately placed and restricted securities. The Fund may invest up to 15% of its net assets in illiquid securities and up to 10% of its net assets in securities of foreign issuers.

The Fund will invest primarily in convertible securities of U.S. companies of any size. In choosing investments for the Fund, the Sub-Adviser typically utilizes a quantitative screening process to identify convertible securities for potential investment. Once a security is identified, the Sub-Adviser evaluates the security’s characteristics such as structure, terms and liquidity, as well as quantitative factors such as fair value, expected equity participation, total return profile and implied credit spreads. The Sub-Adviser then engages in an in-depth analysis of those securities that satisfy prior screens including analysis of such factors as the issuer’s management, financial condition and competitive position to select investments. The Sub-Adviser may sell a security for a variety of reasons, including unexpected results (e.g., decrease in price) or changes in the credit assessment of the company (e.g., credit ratings) or to invest in other securities believed to offer superior investment opportunities. The Fund may engage in active and frequent trading to achieve its investment objective.

Under normal circumstances, up to 20% of the Fund’s net assets may be invested in other securities including: (1) common stock, nonconvertible preferred stock and other equity instruments; (2) nonconvertible debt securities; and (3) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Fund also may lend its fund securities to earn additional income.

			1290 Asset Managers® (the “Adviser”) has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate management fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Risk [Heading]		rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Fund in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Fund’s Sub-Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Credit Risk: The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of fund securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by the Fund defaults, the Fund may experience significant losses on the security, which may lower the Fund’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.
Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Fund.

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk: The risk that certain investments may be difficult or impossible for a Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Fund.

Mid-Cap and Small-Cap Company Risk: A Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly established and, as of the date of this Prospectus, has no operating history. The Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized it may not be pursuing its investment objective or executing its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, are deemed to be of comparable quality by the Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “high yield” or “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Fund, which may result in higher fund expenses and lower total return.

Privately Placed and Restricted Securities Risk: Privately placed securities are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

			Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Fund’s securities lending agent may indemnify the Fund against that risk. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
1290 Convertible Securities Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)		rr_MaximumAccountFee	$ 25
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.30%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
1 Year		rr_ExpenseExampleYear01	$ 576
3 Years		rr_ExpenseExampleYear03	$ 856
1290 Convertible Securities Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)		rr_MaximumAccountFee	$ 25
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 308
3 Years		rr_ExpenseExampleYear03	655
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 655
1290 Convertible Securities Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)		rr_MaximumAccountFee	$ 25
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	$ 347
1290 Convertible Securities Fund | Class R Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)		rr_MaximumAccountFee	$ 25
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.55%
1 Year		rr_ExpenseExampleYear01	$ 158
3 Years		rr_ExpenseExampleYear03	$ 502

[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through June 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund may invest, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after June 30, 2016.
[4]	There is no contingent deferred sales charge on Class C Shares after one year.